Document And Entity Information	Oct. 22, 2026
Document Information [Line Items]
Entity, Registrant Name	MARTEN TRANSPORT, LTD.
Document, Type	8-K
Document, Period End Date	Oct. 22, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-15010
Entity, Tax Identification Number	39-1140809
Entity, Address, Address Line One	129 Marten Street
Entity, Address, City or Town	Mondovi
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	54755
City Area Code	715
Local Phone Number	926-4216
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON STOCK
Trading Symbol	MRTN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000799167